Major Customer And Geographic Information (Schedule Of Revenue By Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 3,683,684	$ 3,377,825	$ 3,260,219
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	737,051	763,963	640,763
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	979,165	827,608	825,665
Israel
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	740,232	741,873	709,562
Latin America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	192,406	193,369	212,773
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	791,821	670,490	801,639
Other Areas
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 243,009	$ 180,522	$ 69,817